OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 161,303	$ 113,117
VAT liabilities	107,453	70,226
Other tax liabilities	53,378	41,738
Termination benefits	787	400
Related Parties (Note 25)	28	2,004
Asset retirement obligation (Note 18)	3,610	4,515
Others	18,564	17,836
Other liabilities – Current	$ 345,123	$ 249,836